February 23, 2010

ATTORNEYS AT LAW

100 NORTH TAMPA STREET, SUITE 2700

TAMPA, FL 33602-5810

P.O. BOX 3391

TAMPA, FL 33601-3391

813.229.2300 TEL

813.221.4210 FAX

foley.com

WRITER’S DIRECT LINE

813.225.4177

ctlong@foley.com EMAIL

CLIENT/MATTER NUMBER

084147-0101

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Homeowners Choice, Inc. – Post-Effective Amendment No. 1

on Form S-3 to Registration Statement on Form S-1/MEF (No. 333-152503)

Ladies and Gentlemen:

On behalf of Homeowners Choice, Inc., a Florida corporation (the “Company”), we are transmitting for filing under the Securities Act of 1933, as amended (the “Securities Act”), the above-referenced Post-Effective Amendment No. 1 on Form S-3 to the Registration Statement on Form S-1/MEF, with exhibits. This Post-Effective Amendment No. 1 on Form S-3 also continues under Registration Statement No. 333-152503 the registration that was previously under Registration Statement No. 333-150513. Pursuant to Rule 429 promulgated under the Securities Act, the prospectuses contained in both previous registration statements have been combined in the prospectus contained in the Post-Effective Amendment and the Post-Effective Amendment shall act, upon effectiveness, as Post-Effective Amendment No. 2 to the Registration Statement on Form S-1 (No. 333-150513). This Post-Effective Amendment is being filed (i) to convert such Registration Statement on Form S–1 and such Registration Statement on Form S-1/MEF into a Registration Statement on Form S–3, (ii) to update the Company’s financial statements pursuant to Section 10(a)(3) of the Securities Act, and (iii) to reduce the number of shares of common stock subject to the Registration Statement on Form S-1/MEF.

All filing fees payable in connection with the registration of the shares of common stock covered by this Post-Effective Amendment have previously been paid in connection with the filing of the Registration Statement on Form S-1 and the Registration Statement on Form S-1/MEF.

Should any questions arise in connection with this filing, please contact the undersigned at (813) 225-4177.

Very truly yours,

/s/ Carolyn T. Long
Carolyn T. Long